Contingencies and Off-Balance Sheet Commitments (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Environmental indemnification obligations
Aggregate amounts accrued for environmental liabilities	$ 2,600,000	$ 2,600,000	$ 1,500,000
Legal Proceedings
Liability recorded for public liability and property damage matters	327,500,000	332,232,000	281,534,000
Pending Litigation | Sobel Case
Legal Proceedings
Estimate of possible loss	$ 40,000,000